Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]
Disclosure of objectives, policies and processes for managing capital [abstract]
Loans and borrowings (current and non-current) (Note 16(b))	$ 301,355	¥ 2,016,092	¥ 1,626,341
Trade and other payables (current and non-current) (Note 26)	1,074,893	7,191,134	7,507,031
Less: Cash and bank balances (Note 21)	(916,058)	(6,128,522)	(6,029,207)
Net debts	460,190	3,078,704	3,104,165
Equity attributable to equity holders of the parent	1,254,966	8,395,849	8,334,287	[1]	¥ 7,735,672
Total capital and net debts	$ 1,715,156	¥ 11,474,553	¥ 11,438,452

[1]	Restated